NET LOSS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to common stockholders	$ (267,567)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (148,928)	$ (531,022)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	0	(13,407)	0	(16,816)	0	0	0	(13,407)	0	(13,407)	(13,407)	(16,816)	(166)
Net loss attributable to common stockholders	(267,567)	$ (142,236)	(79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	$ (162,335)	(531,022)	(242,039)	(384,273)	(105,472)	(64,459)
Less: revaluation of warrant liability	(4,467)		(37,745)								(2,907)	(8,588)	(13,448)	0	0
Net loss attributable to common stockholders	$ (272,034)		$ (117,449)								$ (533,929)	$ (250,627)	$ (397,721)	$ (105,472)	$ (64,459)
Denominator:
Weighted average shares outstanding, basic (in shares)	400,219,585	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,691,795	318,315,891	335,325,271	262,528,769	226,465,041
Dilutive effect of common stock issuable from assumed exercise of warrants (in shares)	11,084		626,201								169,081	660,556	505,762	0	0
Weighted average shares outstanding, dilutive (in shares)	400,230,669	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,860,876	318,976,447	335,831,033	262,528,769	226,465,041
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.67)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.34)	$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted (in dollars per share)	$ (0.68)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.35)	$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)